OTHER INCOME, NET - Schedule of Other Income, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Other Income Net Abstract
Government grant	$ 49,468	$ 87,823
Exchange (losses) gains	(46,114)	30,641
Sample reimbursement	44,609	0
Miscellaneous income	13,569	60,403
Miscellaneous expenses	(8,879)	(5,795)
Total other income (expenses), net	$ 52,653	$ 173,072